Share Based Compensation (Details) - Schedule of Share Option Activity - $ / shares		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Schedule Of Share Option Activity Abstract
Number of options, Options outstanding, Beginning		703,708	870,065
Weighted average exercise price in INR, Options outstanding Ending		$ 1,217	$ 756
Number of options, Granted	[1]	24,205	443,772
Weighted average exercise price in INR, Granted	[1]	$ 1,583	$ 1,466
Number of options, Converted from RSU	[2]		10,920
Weighted average exercise price in INR, Converted from RSU	[2]
Number of options, Exercised	[3]	(136,611)	(545,212)
Weighted average exercise price in INR, Exercised		$ 788	$ 709
Number of options, Forfeited		(32,474)	(75,837)
Weighted average exercise price in INR, Forfeited		$ 1,613	$ 861
Number of options, Options outstanding Ending		558,829	703,708
Weighted average exercise price in INR, Options outstanding Ending		$ 1,314	$ 1,217
Number of options, Vested and exercisable		250,784	231,712
Weighted average exercise price in INR, Vested and exercisable		$ 1,128	$ 852

[1]	Includes 4,273 RS granted during the year to its Directors.
[2]	The Company had converted RSU issued to its Board members into Restricted Shares (RS) at the then current share price on the date of conversion to be settled into equity shares of the Company.
[3]	Refer Note 21 for details of ESOPs exercised during the year.